Finance expenses, net (Tables)	6 Months Ended
Jun. 30, 2023
Finance Expenses, Net [Abstract]
Schedule of Finance Expenses, Net
	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Banking expenses	$(564)	$(58)	$(787)	$(374)
Bank fees	(295)	(304)	(502)	(411)
Other financial expenses[1]	(315)	(280)	(611)	(429)
Net fair value gain/(loss) of warrant liabilities[2]	2,510	(1,092)	6,456	636
Net fair value gain/(loss) of shares held in escrow[2]	2,460	(10,778)	9,665	7,732
Interest expense	(10,576)	(6,279)	(19,352)	(11,363)
Total	$(6,780)	$(18,791)	$(5,131)	$(4,209)
[1]	For the three and six months ended June 30, 2023, interest on lease liabilities amounted to $315 and $611 (for the three and six months ended June 30, 2022: $248 and $429).
[2]	Refer to Note 16. Warrant liabilities, Note 17. Shares in escrow and Note 18. Financial instruments for further information related to net fair value gains for the six months ended June 30, 2023.